EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Exploration And Evaluation Assets
SCHEDULE OF EXPLORATION AND EVALUATION ASSETS

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada		Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2020	308	238	42	14	46	648
Acquisition costs – cash	5	4	-	-	-	9
Balance, June 30, 2021	313	242	42	14	46	657

Exploration
Balance, December 31, 2020	1,529	252	142	13	36,519	38,455
Administration	-	-	-	-	7	7
Property maintenance	1	1	1	-	17	20
Camp operations	-	-	-	-	(95)	(95)
Drilling	-	-	-	-	21	21
Geology	5	5	10	-	24	44
Geophysics	-	-	1	-	-	1
	6	6	12	-	(26)	(2)
Balance, June 30, 2021	1,535	258	154	13	36,493	38,453
Total, June 30, 2021	1,848	500	196	27	36,539	39,110

Notes to the Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2021

(Expressed in Canadian dollars)

	Canada			Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Enid Creek	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2019	298	230	42	83	14	42	709
Acquisition costs – cash	5	4	-	-	-	4	13
Balance, June 30, 2020	303	234	42	83	14	46	722

Exploration
Balance, December 31, 2019	1,498	233	39	33	13	36,108	37,924
Administration	-	-	-	-	-	8	8
Property maintenance	6	5	-	-	-	17	28
Drilling	-	-	6	166	-	-	172
Geology	10	6	46	83	-	51	196
Geophysics	1	1	21	72	-	3	98
Helicopter charter aircraft	-	-	-	-	-	-	-
Infrastructure	-	-	-	-	-	-	-
Write-off	-	-	-	(437)	-	-	(437)
	17	12	73	(116)	-	79	65
Balance, June 30 ,2020	1,515	245	112	(83)	13	36,187	37,989
Total, June 30, 2020	1,818	479	154	-	27	36,233	38,711